Taxation - Disclosure of major components of tax expense (income) (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Current tax:
Adjustment in respect of prior periods	£ 28	£ (6)	£ (16)
Total tax credit	(4,232)	(4,706)	(954)
Factors affecting the tax credit for the year
Loss on ordinary activities before taxation	(24,133)	(25,203)	(5,973)
Multiplied by standard rate of corporation tax of 19% (2017: 19.25% and 2016: 20%)	£ (4,585)	£ (4,852)	£ (1,195)
Standard rate of corporation tax	19.00%	19.25%	20.00%
Effects of:
Non-deductible expenses	£ 540	£ 675	£ 292
Fair value adjustment on derivative financial instruments	232	(1,280)	(214)
Research and development incentive	(1,846)	(2,116)	(427)
Temporary differences not recognized	(3)	(2)	(4)
Difference in overseas tax rates	8	136	56
Tax losses carried forward not recognized	1,394	2,739	554
Adjustment in respect of prior periods	28	(6)	(16)
Total tax credit	(4,232)	(4,706)	(954)
UK
Current tax:
U.K. tax credit	(4,290)	(5,006)	(1,067)
US
Current tax:
U.K. tax credit	£ 30	£ 306	£ 129
Factors affecting the tax credit for the year
Standard rate of corporation tax	27.60%	35.00%	35.00%